Subsequent Event		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
D Boral A R C Merger Corporation [Member]
Subsequent Event

Note 6 — Subsequent Events

In preparing the financial statements, the Company considered disclosures of events occurring after December 31, 2025, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event.

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc., a Delaware corporation (“Exascale”).

D Boral A R C Merger Corp [Member]
Subsequent Event

Note 6 — Subsequent Events

In preparing the financial statements, the Company considered disclosures of events occurring after March 31, 2026, until the issuance of the financial statements. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.